Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 57,842	$ 21,870
Trade and other receivables	81,104	62,579
Due from related parties	1,755	1,587
Warrant asset	673
Total current assets	141,374	86,036
Non-current assets
Property and equipment	106,703	84,588
Goodwill	11,832	11,832
Other intangible assets	3,209	2,781
Warrant asset	1,420	2,611
Investment in joint venture	258	331
Deferred tax asset	4,252	2,223
Other assets	5,239	4,834
Total non-current assets	132,913	109,200
Total assets	274,287	195,236
Current liabilities
Trade and other payables	54,863	53,213
Deferred revenue	4,077	3,470
Lease liabilities	12,121	12,668
Borrowings	26,716	27,476
Due to related parties	4,275	5,739
Income tax payable	3,663	3,087
Total current liabilities	105,715	105,653
Non-current liabilities
Deferred revenue	3,010	434
Lease liabilities	71,878	62,044
Borrowings	1,801	3,782
Deferred tax liability	86	117
Other non-current liabilities	11,138	7,058
Total non-current liabilities	87,913	73,435
Total liabilities	193,628	179,088
Equity attributable to owners of the parent
Share capital	2	12
Additional paid-in capital	158,157	96,207
Other reserves	33,180	29,456
Accumulated deficit	(110,680)	(109,527)
Total equity	80,659	16,148
Total liabilities and equity	$ 274,287	$ 195,236